UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04604
CREDIT SUISSE CAPITAL FUNDS
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)
J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Copy to:

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2004 to January 31, 2005

Item 1:   Schedule of Investments

[insert schedule of investment securities]

Credit Suisse Small Cap Value Fund

Schedule of Investments

January 31, 2005 (unaudited)

	Number of
	Shares	Value
COMMON STOCKS (98.6%)
Aerospace & Defense (1.2%)
BE Aerospace, Inc.*	197,500	$2,131,025
DRS Technologies, Inc.*	36,800	1,494,080
		3,625,105

Auto Components (1.4%)
Modine Manufacturing Co.*	132,800	4,187,184

Banks (11.3%)
Alabama National Bancorp.	72,500	4,513,125
Century Bancorp, Inc. Class A§	34,300	998,816
First Financial Holdings, Inc.	73,633	2,153,029
FirstFed Financial Corp.*	104,900	5,580,680
NewAlliance Bancshares, Inc.	284,100	4,224,567
Partners Trust Financial Group, Inc.	273,100	2,982,252
Prosperity Bancshares, Inc.§	122,800	3,411,384
Susquehanna Bancshares, Inc.	149,400	3,688,686
Webster Financial Corp.	81,900	3,673,215
WSFS Financial Corp.§	44,200	2,526,914
		33,752,668

Building Products (0.9%)
Griffon Corp.*§	103,300	2,781,869

Chemicals (2.9%)
Crompton Corp.	367,400	4,280,210
H.B. Fuller Co.	169,200	4,512,564
		8,792,774

Commercial Services & Supplies (3.2%)
Banta Corp.	122,200	5,292,482
Watson Wyatt & Company Holdings	165,200	4,334,848
		9,627,330

Construction & Engineering (1.0%)
EMCOR Group, Inc.*§	70,500	3,028,680

Construction Materials (1.0%)
Eagle Materials, Inc.§	37,500	2,991,000

Containers & Packaging (3.8%)
AptarGroup, Inc.	141,000	6,837,090
Crown Holdings, Inc.*	323,600	4,365,364
		11,202,454

Diversified Financials (3.4%)
Apollo Investment Corp.	201,400	3,421,786
Assured Guaranty, Ltd.	158,000	2,780,800
National Financial Partners Corp.	40,000	1,562,800
Piper Jaffray Companies, Inc.*§	60,100	2,378,758
		10,144,144

Diversified Telecommunication Services (1.1%)
Iowa Telecommunications Services, Inc.	165,600	3,353,400

	Number of
	Shares	Value
Electric Utilities (3.4%)
Empire District Electric Co.§	117,000	2,676,960
NRG Energy, Inc.*	130,300	4,560,500
OGE Energy Corp.	109,100	2,852,965
		10,090,425

Electrical Equipment (5.6%)
AMETEK, Inc.	121,100	4,626,020
Brady Corp.	199,400	5,660,966
Rayovac Corp.*	166,600	6,259,162
		16,546,148

Electronic Equipment & Instruments (4.8%)
Electro Scientific Industries, Inc.*	144,100	2,546,247
Rogers Corp.*§	56,600	2,406,632
Roper Industries, Inc.	36,300	2,107,578
Varian, Inc.*	122,200	4,879,446
Woodhead Industries, Inc.	152,600	2,264,584
		14,204,487

Energy Equipment & Services (3.8%)
Oceaneering International, Inc.*§	185,200	7,057,972
Varco International, Inc.*	96,867	2,965,099
W&T Offshore, Inc.*	63,700	1,159,340
		11,182,411

Food & Drug Retailing (1.7%)
Ruddick Corp.	235,100	4,960,610

Gas Utilities (1.9%)
National Fuel Gas Co.	94,400	2,662,080
WGL Holdings, Inc.	96,000	2,914,560
		5,576,640

Healthcare Equipment & Supplies (4.8%)
Arrow International, Inc.	143,400	4,601,706
Cooper Companies, Inc.	69,700	5,345,990
Invacare Corp.	93,800	4,365,452
		14,313,148

Healthcare Providers & Services (2.2%)
LifePoint Hospitals, Inc.*§	90,800	3,432,240
Service Corp. International*	461,200	3,182,280
		6,614,520

Hotels, Restaurants & Leisure (2.4%)
Carmike Cinemas, Inc.§	80,900	2,866,287
Marcus Corp.	171,575	4,275,649
		7,141,936

Household Durables (1.1%)
Ethan Allen Interiors, Inc.	94,100	3,316,084

Industrial Conglomerates (2.6%)
Carlisle Companies, Inc.	75,200	4,742,864
Teleflex, Inc.	57,400	2,913,050
		7,655,914

	Number of
	Shares	Value
Insurance (5.0%)
Allmerica Financial Corp.*	105,000	3,428,250
Max Re Capital, Ltd.	145,300	3,109,420
Platinum Underwriters Holdings, Ltd.	174,300	5,147,079
ProAssurance Corp.*	81,600	3,121,200
		14,805,949

IT Consulting & Services (0.9%)
Keane, Inc.*	216,400	2,828,348

Machinery (7.1%)
Albany International Corp. Class A	86,800	2,964,220
ESCO Technologies, Inc.*	68,400	4,911,804
Flowserve Corp.*	157,600	3,932,120
NACCO Industries, Inc. Class A	15,400	1,539,230
Robbins & Myers, Inc.§	66,300	1,489,098
The Manitowoc Company, Inc.	147,600	5,372,640
Wabash National Corp.*	32,700	829,926
		21,039,038

Media (2.4%)
4Kids Entertainment, Inc.*§	150,000	2,764,500
Harte-Hanks, Inc.	171,300	4,530,885
		7,295,385

Metals & Mining (2.3%)
Foundation Coal Holdings, Inc.	37,700	827,515
GrafTech International, Ltd.*	290,800	2,367,112
Quanex Corp.§	70,650	3,724,668
		6,919,295

Oil & Gas (5.2%)
Comstock Resources, Inc.*	142,000	3,331,320
Denbury Resources, Inc.*	204,100	5,959,720
Forest Oil Corp.*	89,200	3,005,148
Range Resources Corp.	140,200	3,111,038
		15,407,226

Real Estate (1.8%)
Eagle Hospitality Properties Trust, Inc.	203,300	1,990,307
HRPT Properties Trust	281,100	3,347,901
		5,338,208

Road & Rail (2.8%)
Laidlaw International, Inc.*	171,000	3,722,670
Werner Enterprises, Inc.	217,450	4,636,034
		8,358,704

Semiconductor Equipment & Products (0.9%)
Axcelis Technologies, Inc.*	148,300	1,107,801
Credence Systems Corp.*§	196,400	1,571,200
		2,679,001

	Number of
	Shares	Value
Specialty Retail (3.4%)
CSK Auto Corp.*	242,200	3,819,494
Hughes Supply, Inc.	100,600	3,056,228
Sports Authority, Inc.*§	123,600	3,135,732
		10,011,454

Textiles & Apparel (1.3%)
Warnaco Group, Inc.*	173,000	3,738,530

TOTAL COMMON STOCKS (Cost $195,675,183)		293,510,069

SHORT-TERM INVESTMENTS (11.6%)
State Street Navigator Prime Fund§§	31,021,187	31,021,187

	Par
	(000)
State Street Bank and Trust Co. Euro Time Deposit, 1.400%, 2/01/05	$3,488	3,488,000
TOTAL SHORT-TERM INVESTMENTS (Cost $34,509,187)		34,509,187

TOTAL INVESTMENTS AT VALUE (110.2%) (Cost $230,184,370)		328,019,256

LIABILITIES IN EXCESS OF OTHER ASSETS (-10.2%)		(30,442,486)

NET ASSETS (100.0%)		$297,576,770

*                                         Non-income producing security.

§                                         Security or portion thereof is out on loan.

§§                                  Represent security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustess to fair value certain securities.

Federal Income Tax Cost – At January 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $230,184,370, $100,316,444, $(2,481,558) and $97,834,886, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Large Cap Value Fund

Schedule of Investments

January 31, 2005 (unaudited)

	Number of Shares	Value
COMMON STOCKS (98.4%)
Aerospace & Defense (4.9%)
Lockheed Martin Corp.	156,000	$9,018,360
United Technologies Corp.	82,800	8,336,304
		17,354,664

Auto Components (1.5%)
Johnson Controls, Inc.	90,100	5,330,316

Banks (13.3%)
Bank of America Corp.	231,174	10,719,538
Mellon Financial Corp.	216,200	6,345,470
North Fork Bancorporation, Inc.	176,700	5,071,290
U.S. Bancorp	121,200	3,642,060
Wachovia Corp.	191,400	10,498,290
Wells Fargo & Co.	174,600	10,702,980
		46,979,628

Beverages (1.1%)
Coca-Cola Enterprises, Inc.	168,200	3,691,990

Building Products (1.0%)
American Standard Companies, Inc.*	87,300	3,495,492

Chemicals (3.7%)
Du Pont (E. I.) de Nemours & Co.	178,300	8,479,948
PPG Industries, Inc.	68,100	4,683,918
		13,163,866

Computers & Peripherals (3.2%)
Hewlett-Packard Co.	385,120	7,544,501
International Business Machines Corp.	41,200	3,848,904
		11,393,405

Containers & Packaging (0.6%)
Smurfit-Stone Container Corp.*§	145,038	2,181,372

Diversified Financials (9.1%)
Capital One Financial Corp.	83,600	6,544,208
Citigroup, Inc.	235,200	11,536,560
Fannie Mae	51,300	3,312,954
Lehman Brothers Holdings, Inc.	52,200	4,760,118
Morgan Stanley	105,300	5,892,588
		32,046,428

Diversified Telecommunication Services (3.7%)
ALLTEL Corp.	45,100	2,482,304
Telus Corp.§	196,300	5,496,400
Verizon Communications, Inc.	137,900	4,907,861
		12,886,565

Electric Utilities (1.1%)
Progress Energy, Inc.	86,900	3,845,325

Electrical Equipment (1.1%)
Emerson Electric Co.	58,400	3,926,816

	Number of Shares	Value
Electronic Equipment & Instruments (0.8%)
Diebold, Inc.	52,000	2,799,680

Energy Equipment & Services (2.4%)
BJ Services Co.	84,000	4,036,200
Weatherford International, Ltd.*§	80,900	4,390,443
		8,426,643

Food Products (1.6%)
General Mills, Inc.	108,000	5,722,920

Healthcare Providers & Services (1.8%)
Aetna, Inc.	49,400	6,276,270

Hotels, Restaurants & Leisure (1.2%)
McDonald’s Corp.	131,900	4,272,241

Household Durables (1.2%)
Maytag Corp.§	268,500	4,218,135

Industrial Conglomerates (6.9%)
General Electric Co.	207,700	7,504,201
Textron, Inc.	89,700	6,456,606
Tyco International, Ltd.	286,400	10,350,496
		24,311,303

Insurance (6.2%)
Allstate Corp.	109,600	5,528,224
Hartford Financial Services Group, Inc.	142,900	9,615,741
St. Paul Companies, Inc.	174,500	6,550,730
		21,694,695

Machinery (3.6%)
Eaton Corp.	90,100	6,125,899
ITT Industries, Inc.	76,300	6,507,627
		12,633,526

Media (2.7%)
Gannett Company, Inc.	45,500	3,641,820
Tribune Co.	51,300	2,050,974
Viacom, Inc. Class B	100,200	3,741,468
		9,434,262

Metals & Mining (0.9%)
Alcoa, Inc.	110,000	3,246,100

Multiline Retail (2.1%)
May Department Stores Co.	213,300	7,230,870

Oil & Gas (11.5%)
Apache Corp.§	97,200	5,289,624
Burlington Resources, Inc.	97,000	4,239,870
ConocoPhillips	145,050	13,459,189
Exxon Mobil Corp.	223,300	11,522,280
Murphy Oil Corp.	44,000	3,928,320
Pioneer Natural Resources Co.§	53,900	2,069,221
		40,508,504

	Number of Shares	Value
Paper & Forest Products (0.9%)
MeadWestvaco Corp.	110,900	3,203,901

Pharmaceuticals (3.6%)
Johnson & Johnson	141,000	9,122,700
Schering-Plough Corp.	191,400	3,552,384
		12,675,084

Road & Rail (2.3%)
Burlington Northern Santa Fe Corp.	170,600	8,219,508

Semiconductor Equipment & Products (1.0%)
Intel Corp.	156,800	3,520,160

Specialty Retail (1.1%)
TJX Companies, Inc.	147,000	3,680,880

Tobacco (2.3%)
Altria Group, Inc.	129,100	8,240,453

TOTAL COMMON STOCKS (Cost $258,777,797)		346,611,002

SHORT-TERM INVESTMENTS (3.8%)
State Street Navigator Prime Fund§§	7,405,118	7,405,118

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 1.400%, 2/01/05	$5,883	5,883,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,288,118)		13,288,118

TOTAL INVESTMENTS AT VALUE (102.2%) (Cost $272,065,915)		359,899,120

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.2%)		(7,614,500)

NET ASSETS (100.0%)		$352,284,620

*                             Non-income producing security.

§                             Security or portion thereof is out on loan.

§§                      Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At January 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $272,065,915, $90,504,028, $(2,670,823) and $87,833,205, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CAPITAL FUNDS

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 31, 2005